United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—30.3%
	Consumer Discretionary—2.9%
60,005	Corus Entertainment, Inc., Class B	$1,438,456
132,765	Gannett Co., Inc.	3,198,309
205,700	Garmin Ltd.	8,386,389
373,295	Regal Entertainment Group	6,678,248
129,854	Six Flags Entertainment Corp.	4,286,481
108,330	Staples, Inc.	1,506,870
	TOTAL	25,494,753
	Consumer Staples—2.6%
246,875	Altria Group, Inc.	8,364,125
84,760	Lorillard, Inc.	3,585,348
66,720	Philip Morris International, Inc.	5,567,117
109,115	Reynolds American, Inc.	5,197,148
	TOTAL	22,713,738
	Energy—8.6%
194,471	ARC Resources Ltd.	4,656,374
100,235	BP PLC, ADR	4,139,705
194,378	Baytex Energy Corp.	7,686,171
108,692	Bonavista Energy Corp.	1,342,526
123,380	ConocoPhillips	8,180,094
212,795	Crescent Point Energy Corp.	7,761,876
98,540	ENI S.p.A, ADR	4,481,599
191,515	Royal Dutch Shell PLC	12,369,954
414,300	Ship Finance International Ltd.	6,405,078
213,925	Total SA, ADR	11,832,192
117,304	Vermilion Energy, Inc.	6,302,320
	TOTAL	75,157,889
	Financials—3.7%
259,435	Ares Capital Corp.	4,560,867
49,885	Bank of Montreal	3,134,275
353,329	Hospitality Properties Trust	9,546,950
100,635	Mercury General Corp.	4,415,864
241,800	Old Republic International Corp.	3,433,560
176,175	Sun Life Financial Services of Canada	5,361,005
51,025	Validus Holdings Ltd.	1,765,975
	TOTAL	32,218,496
	Health Care—4.6%
245,695	AstraZeneca Group PLC, ADR	12,090,651
64,505	GlaxoSmithKline PLC, ADR	3,282,659
119,285	Lilly (Eli) & Co.	6,131,249
149,680	Merck & Co., Inc.	7,078,367
413,185	Pfizer, Inc.	11,655,949
	TOTAL	40,238,875
	Industrials—1.7%
63,735	BAE Systems PLC, ADR	1,720,845
138,035	Donnelley (R.R.) & Sons Co.	2,302,424

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
83,900	General Electric Co.	$1,941,446
64,500	Lockheed Martin Corp.	7,896,090
67,200	Pitney Bowes, Inc.	1,096,704
	TOTAL	14,957,509
	Information Technology—0.8%
58,920	CA, Inc.	1,723,410
57,270	Intel Corp.	1,258,794
83,020	Microsoft Corp.	2,772,868
20,080	Seagate Technology	769,466
	TOTAL	6,524,538
	Materials—0.5%
57,184	LyondellBasell Industries NV, Class - A	4,011,457
	Telecommunication Services—2.8%
143,434	AT&T, Inc.	4,852,372
103,375	BCE, Inc.	4,234,240
159,070	CenturyLink, Inc.	5,268,399
368,300	Frontier Communications Corp.	1,594,739
103,990	Verizon Communications	4,927,046
106,415	Vodafone Group PLC, ADR	3,442,525
	TOTAL	24,319,321
	Utilities—2.1%
109,180	Ameren Corp.	3,691,376
26,415	American Electric Power Co., Inc.	1,130,562
45,450	DTE Energy Co.	3,039,241
30,755	Exelon Corp.	937,720
15,790	Integrys Energy Group, Inc.	882,977
47,355	National Grid PLC, ADR	2,725,754
92,525	Northland Power, Inc.	1,259,668
9,600	Pinnacle West Capital Corp.	520,992
170,468	SSE PLC, ADR	4,128,735
	TOTAL	18,317,025
	TOTAL COMMON STOCKS (IDENTIFIED COST $239,371,314)	263,953,601
	CORPORATE BONDS—3.0%
	Basic Industry - Metals & Mining—0.2%
$2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,998,000
	Basic Industry - Paper—0.0%
180,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	193,043
	Chemicals—0.4%
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,137,049
	Communications Equipment—0.3%
5,404,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,789,275
	Consumer Non-Cyclical - Tobacco—0.2%
1,750,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	1,801,576
	Energy - Independent—0.1%
450,000	Petroleos Mexicanos, 6.500%, 06/02/2041	450,000
	Financial Institution - Banking—1.1%
450,000	Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	465,989
3,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,342,453

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,750,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	$1,588,975
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,743,943
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,042,675
1,500,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	1,374,941
		TOTAL	9,558,976
		Financial Institution - Brokerage—0.2%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	580,980
1,005,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	1,009,753
450,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	484,069
		TOTAL	2,074,802
		Financial Institution - Finance Noncaptive—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	407,500
		Financial Institution - Insurance - P&C—0.2%
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,400,621
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	829,732
		Utility - Electric—0.2%
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	1,706,887
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,340,985)	26,347,461
		ASSET-BACKED SECURITY—0.1%
		Auto Receivable—0.1%
400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	387,926
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.741%, 11/25/2045 (IDENTIFIED COST $2,046,664)	1,767,296
		PREFERRED STOCKS—15.1%
		Consumer Discretionary—2.8%
131,465	[1,2,3]	ANF, Issued by Royal Bank of Canada, PERCS, Series 144A, 13.74%, 12/20/2013	4,995,670
247,115	[1,2]	BBY, Issued by JP Morgan Chase & Co., PERCS, Series 144A, 18.00%, 12/24/2013	7,146,566
78,505		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	4,608,244
63,000	[1,2,3]	WHR, Issued by JP Morgan Chase & Co., PERCS, Series 144A, 16.05%, 12/24/2013	7,641,900
		TOTAL	24,392,380
		Consumer Staples—0.9%
306,500	[3]	SWY, Issued by Barclays Bank PLC, ELN, 17.1%, 12/27/2013	7,843,335
		Energy—1.0%
109,200	[3]	TSO, Issued by Barclays Bank PLC, ELN, 18.75%, 12/27/2013	5,279,274
110,100	[1,2,3]	VLO, Issued by JPMorgan Chase & Co., PERCS, Series 144A, 15.25%, 12/24/2013	3,832,581
		TOTAL	9,111,855
		Financials—1.9%
71,200		MetLife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.50	3,881,112
44,100		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	2,116,800
7,350		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	8,342,250
47,800		Wintrust Financial Corp., Conv Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	2,639,755
		TOTAL	16,979,917
		Industrials—3.4%
616,900	[1,2]	2010 Swift Mandatory Common Exchange, Conv Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	9,292,056
111,550		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	4,866,012

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Industrials—continued
287,600	[3]	MAS, Issued by Barclays B, PERCS, 15.90%, 12/27/2013	$5,628,332
153,200		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	9,515,252
		TOTAL	29,301,652
		Information Technology—2.3%
289,100	[1,2,3]	HPQ, Issued By Royal Bank of Canada, ELN, Series 144A, 14.60%, 12/26/2013	6,660,864
147,100	[1,2,3]	STX, Issued by Royal Bank of Canada, ELN, Series 144A, 16.10%, 12/26/2013	5,766,320
110,200		Unisys Corp., Conv. Pfd., 6.25%, 3/1/2014, Annual Dividend $6.25	7,578,454
		TOTAL	20,005,638
		Materials—0.7%
278,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	5,779,480
		Utilities—2.1%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,803,376
135,000	[3]	NextEra Energy, Inc., Conv. Pfd., 5.889%, 09/01/2015, Annual Dividend $2.94	7,377,750
131,000		PPL Corp., Conv. Pfd., 8.75%, 5/1/2014, Annual Dividend $4.38	7,007,190
		TOTAL	18,188,316
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $127,916,353)	131,602,573
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,417,628
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,861,884
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	820,074
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,331,953
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	103,701
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 4.104%, 6/10/2046	1,940,120
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,185,370
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,447,375
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.297%, 12/12/2049	1,067,286
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,039,579
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	862,879
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,694,256)	13,077,849
		U.S. TREASURY—0.2%
1,812,912	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $1,990,570)	1,844,408
		INVESTMENT COMPANIES—47.0%[5]
5,005,873		Emerging Markets Fixed Income Core Fund	160,884,286
804,398		Federated Mortgage Core Portfolio	7,826,796
27,508,261	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	27,508,261
32,441,883		High Yield Bond Portfolio	212,494,336
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $404,304,062)	408,713,679
		TOTAL INVESTMENTS—97.4% (IDENTIFIED COST $816,064,154)[7]	847,694,793
		OTHER ASSETS AND LIABILITIES - NET—2.6%[8]	22,202,089
		TOTAL NET ASSETS—100%	$869,896,882

At August 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Bonds, 30-Year Short Futures	74	$9,761,063	December 2013	$(112,323)
[3]United States Treasury Bonds, Ultra Long Short Futures	117	$16,599,375	December 2013	$(358,576)
[3]United States Treasury Notes, 5-Year Short Futures	85	$10,172,773	December 2013	$(31,402)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(502,301)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,824,535 and $27,777,473, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $53,190,460, which represented 6.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, these liquid restricted securities amounted to $53,190,460, which represented 6.1% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At August 31, 2013, the cost of investments for federal tax purposes was $816,134,856. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $31,559,937. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,857,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,297,454.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange traded investment companiesare valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 139,223,706	$—	$—	$139,223,706
International	124,729,895	—	—	124,729,895
Preferred Stocks
Domestic	54,230,428	71,592,665	—	125,823,093
International	5,779,480	—	—	5,779,480
Debt Securities:
Corporate Bonds	—	26,347,461	—	26,347,461
Asset-Backed Security	—	387,926	—	387,926
Commercial Mortgage-Backed Security	—	1,767,296	—	1,767,296
Collateralized Mortgage Obligations	—	13,077,849	—	13,077,849
U.S. Treasury	—	1,844,408	—	1,844,408
Investment Companies[1]	408,713,679	—	—	408,713,679
TOTAL SECURITIES	$732,677,188	$115,017,605	$—	$847,694,793
OTHER FINANCIAL INSTRUMENTS[2]	$(502,301)	$—	$—	$(502,301)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
PERCS	—Preferred Equity Redemption Cumulative Stock

Federated Unconstrained Bond Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—3.7%
$1,000,000		U.S. Treasury Inflation Protected Note, Series A-2022, 0.125%, 1/15/2022 (IDENTIFIED COST $1,066,670)	$995,208
		CORPORATE BONDS—6.5%
		Food & Beverage—1.9%
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	501,600
		Materials—0.7%
165,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	174,900
		Metals & Mining—0.7%
200,000		AngloGold Ashanti Holdings PLC, Series REGS, 8.50%, 7/30/2020	199,800
		Oil & Gas—3.2%
900,000		Petroleos de Venezuela, SA, Series 2014, 4.90%, 10/28/2014	848,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,813,075)	1,724,550
		INVESTMENT COMPANIES—89.1%[3]
328,520		Federated Project and Trade Finance Core Fund	3,206,358
308,810		Federated Bank Loan Core Fund	3,156,037
1,332,159		High Yield Bond Portfolio	8,725,639
382,064	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	382,065
258,577		Emerging Markets Fixed Income Core Fund	8,310,423
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,825,014)	23,780,522
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $26,704,759)[5]	26,500,280
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	193,005
		TOTAL NET ASSETS—100%	$26,693,285
At August 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Bonds, 20-Year Short Futures	25	$3,546,875	December 2013	$(70,681)
7U.S. Treasury Notes, 10-Year Short Futures	14	$1,739,938	December 2013	$(8,948)
7U.S. Treasury Notes, 5-Year Short Futures	103	$12,327,007	December 2013	$(38,052)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(117,681)
The average notional value of long and short futures contracts held by the fund throughout the period was $2,213,908 and $6,609,758, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	922,000 Canadian Dollar	663,128 Euro	$(17,310)
9/3/2013	443,951 Euro	7,544,412 Mexican Peso	$(7,591)
9/3/2013	221,160 Euro	3,755,588 Mexican Peso	$(3,782)
9/3/2013	664,165 Euro	922,000 Canadian Dollar	$(11,356)
9/3/2013	260,000 Euro	$346,564	$(2,932)
9/3/2013	260,000 Euro	$343,756	$(124)
1

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/3/2013	1,500,000 Euro	1,288,785 Great Britain Pound	$(13,345)
9/3/2013	260,000 Euro	$345,839	$(2,207)
9/3/2013	1,500,000 Euro	1,288,470 Great Britain Pound	$(7,564)
9/3/2013	1,077,603 Euro	140,000,000 Japanese Yen	$(15,066)
9/3/2013	445,744 Euro	$593,258	$(4,136)
9/3/2013	1,155,256 Euro	$1,545,895	$(19,036)
9/3/2013	1,000,000 Euro	$1,339,019	$(17,357)
9/3/2013	1,000,000 Euro	130,040,000 Japanese Yen	$(12,518)
9/3/2013	2,000,000 Euro	2,458,560 Swiss Franc	$(25,036)
9/3/2013	1,000,000 Great Britain Pound	$1,554,930	$(5,275)
9/3/2013	1,000,000 Great Britain Pound	$1,548,370	$1,285
9/3/2013	1,286,655 Great Britain Pound	1,500,000 Euro	$6,108
9/3/2013	1,288,455 Great Britain Pound	1,500,000 Euro	$6,117
9/3/2013	1,400,000 Great Britain Pound	211,068,200 Japanese Yen	$(4,660)
9/3/2013	140,000,000 Japanese Yen	1,078,690 Euro	$(14,051)
9/3/2013	130,079,000 Japanese Yen	1,000,000 Euro	$(6,121)
9/3/2013	84,667,520 Japanese Yen	560,000 Great Britain Pound	$(3,984)
9/3/2013	42,490,560 Japanese Yen	280,000 Great Britain Pound	$(1,999)
9/3/2013	42,406,560 Japanese Yen	280,000 Great Britain Pound	$(1,995)
10/3/2013	100,000,000 Japanese Yen	$1,016,090	$2,548
9/3/2013	11,300,000 Mexican Peso	664,467 Euro	$(39,998)
9/3/2013	10,000,000 Swedish Krona	$1,533,154	$(24,357)
Contracts Sold:
9/3/2013	663,128 Euro	922,000 Canadian Dollar	$16,158
9/3/2013	260,000 Euro	$345,215	$1,583
9/3/2013	10,000,000 Swedish Krona	$1,520,284	$11,486
9/3/2013	260,000 Euro	$346,562	$2,930
9/3/2013	1,000,000 Great Britain Pound	$1,551,020	$1,365
9/3/2013	1,000,000 Great Britain Pound	$1,551,240	$1,585
9/3/2013	260,000 Euro	$347,537	$3,905
9/3/2013	101,000 Euro	$135,117	$1,629
9/3/2013	1,500,000 Euro	$2,006,685	$24,192
9/3/2013	1,000,000 Euro	$1,338,710	$17,048
9/3/2013	3,755,588 Mexican Peso	221,160 Euro	$15,072
9/3/2013	922,000 Canadian Dollar	664,165 Euro	$13,878
9/3/2013	1,288,785 Great Britain Pound	1,500,000 Euro	$(1,334)
9/3/2013	1,288,470 Great Britain Pound	1,500,000 Euro	$(6,626)
9/3/2013	140,000,000 Japanese Yen	1,077,603 Euro	$13,394
9/3/2013	130,040,000 Japanese Yen	1,000,000 Euro	$9,724
9/3/2013	2,458,560 Swiss Franc	2,000,000 Euro	$25,961
9/3/2013	7,544,412 Mexican Peso	443,950 Euro	$29,840
9/3/2013	1,500,000 Euro	1,286,655 Great Britain Pound	$5,270
9/3/2013	1,500,000 Euro	1,288,455 Great Britain Pound	$8,050
9/3/2013	211,068,200 Japanese Yen	1,400,000 Great Britain Pound	$24,449
9/3/2013	1,078,690 Euro	140,000,000 Japanese Yen	$14,285
9/3/2013	1,000,000 Euro	130,079,000 Japanese Yen	$9,312
9/3/2013	560,000 Great Britain Pound	84,667,520 Japanese Yen	$(1,485)
9/3/2013	280,000 Great Britain Pound	42,490,560 Japanese Yen	$862
9/3/2013	280,000 Great Britain Pound	42,406,560 Japanese Yen	$2
9/3/2013	664,467 Euro	11,300,000 Mexican Peso	$7,309
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$4,102
2

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $88,728 and $89,683, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—
Net.”
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, these liquid restricted securities amounted to $501,600, which represented 1.9% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these liquid restricted securities amounted to $501,600, which represented 1.9% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At August 31, 2013, the cost of investments for federal tax purposes was $26,704,759. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments, and (c) futures contracts was $204,479. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $525,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $729,980.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$995,208	$—	$995,208
Corporate Bonds	—	1,724,550	—	1,724,550
Investment Companies[1]	20,574,164	3,206,358	—	23,780,522
TOTAL SECURITIES	$20,574,164	$5,926,116	$—	$26,500,280
OTHER FINANCIAL INSTRUMENTS[2]	$(117,681)	$4,102	$—	$(113,579)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investments companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013